--------------------------------------------------------------------------------

                ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

--------------------------------------------------------------------------------













                                  ANNUAL REPORT

                                October 31, 2002















--------------------------------------------------------------------------------

                                  A PRODUCT OF
                           THE ORBITEX FAMILY OF FUNDS

--------------------------------------------------------------------------------

Dear Shareholder:

The past few years have been extremely troublesome for investors and fund managers. The market and economy have suffered severe setbacks. As a management company and as individual investors, we know first hand how the market environment has affected the lives of so many people.

Although the markets remains volatile and the investment environment challenging, we believe fundamentals have in fact begun to turn, and we feel we are in the beginning of a secular market recovery. Although we cannot predict global economic reaction to continued uncertainty and a potential conflict with Iraq, our Investment Committee believes the timing is excellent to invest in the market for the long-term. What the recent market has shown is that the fundamentals of investing are alive and well. By adhering to our disciplined investment process and monitoring fundamental and technical indicators, we believe we are poised to take advantage of ongoing market opportunities.

As always, thank you for entrusting your assets to the Orbitex Life Sciences & Biotechnology, Inc.



Rick Stierwalt                                           Robert Youree, CFA
Chief Executive Officer                                  Chief Operating Officer










Distributed by Orbitex Funds Distributor, Inc. Member NASD/SIPC.
                                                              ORB- 12/18/02 -393
Not FDIC Insured, No Bank Guarantee, May Lose Value.

LIFE SCIENCES & BIOTECHNOLOGY FUND


                    LIFE           LIPPER
                  SCIENCES &       HEALTH &
                BIOTECHNOLOGY    BIOTECHNOLOGY         S&P 500(R)
DATE                FUND          FUND INDEX            INDEX
----                ----          ----------            -----

10/00*            10,000            10,000             10,000

04/01              6,788             8,865              8,793

10/01              6,812             8,708              7,509

04/02              5,808             8,127              7,681

10/02              4,288             6,911              6,374





* Inception date 11/2/00.
Past performance is not indicative of future results. You cannot invest directly in an index.


                ANNUALIZED TOTAL RETURNS              as of October 31, 2002
                                 1 Year     Since Inception   Inception Date

---------------------------------------------------------------------------
Orbitex Life Sciences &
  Biotechnology Fund            -39.57%        -35.92%           11/2/00
                              (incl. Max. 4.0% sales charge)


---------------------------------------------------------------------------

Result represent past performance and do not indicate future returns. The value of an investment in the Fund and the return on investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Advisor and the Administrator not waived or reimbursed a portion of their fees.



ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                         SECURITY                   SHARES            VALUE
================================================================================
COMMON STOCKS - 66.50%
BIOTECHNOLOGY - 29.61%
Abgenix, Inc. (a)                                     1,800           $ 12,240
Amgen, Inc. (a)+                                      1,500             69,840
BioMarin Pharmaceutical, Inc. (a)                    31,747            204,768
BioMarin Pharmaceutical, Inc. Warrants (a)            4,762                  -
Cell Genesys, Inc. (a)+                               9,447             98,910
Cell Therapeutics, Inc. (a)+                         19,097            118,019
Cubist Pharmaceuticals, Inc. (a)+                    12,400             80,104
CV Therapeutics, Inc. (a)                             1,000             24,000
Genentech, Inc. (a)                                   2,650             90,339
IDEC Pharmaceuticals Corp. (a)+                       3,875            178,328
ImmunoGen, Inc. (a)                                     320              1,027
InKine Pharmaceutical Co., Inc. (a)                   8,800             10,912
MedImmune, Inc. (a)                                   1,100             28,105
Millennium Pharmaceuticals, Inc. (a)                  4,117             30,630
NPS Pharmaceuticals, Inc. (a)                         2,562             66,561
Protein Design Labs, Inc. (a)                         8,227             68,284
Telik, Inc. (a)+                                      5,217             76,951
Transkaryotic Therapies, Inc. (a)+                    4,331             50,413
Versicor, Inc. (a)                                    3,100             34,100
                                                                ---------------
                                                                     1,243,531
                                                                ---------------

HEALTHCARE  SERVICES- 18.20%
Advance PCS (a)                                       4,100            102,910
Cardinal Health, Inc.+                                1,100             76,131
Caremark Rx, Inc. (a)                                10,325            182,753
Health Management Associates, Inc.
  Class A  Shares (a)                                 4,000             76,480
HEALTHSOUTH Corp. (a)                                16,777             72,980
Labortory Corp of American Holdings (a)               2,400             57,840
Mckesson HBOC, Inc.                                   1,400             41,734
Omnicare, Inc.                                        1,900             41,287
Province Healthcare Co. (a)                           8,600            112,230
                                                                ---------------
                                                                       764,345
                                                                ---------------

MEDICAL INSTRUMENTS - 13.77%
Baxter International, Inc.                            5,600            140,112
Beckman Coulter, Inc.                                 1,200             33,420
CardioDynamics International Corp. (a)                9,854             28,577
Ciphergen Biosystems, Inc. (a)                          200                586
Interpore International, Inc. (a)                     7,100             41,535
Invitrogen Corp. (a)                                  3,000             83,460
Medtronic, Inc.                                       2,800            125,440
Orthofix International NV (a)                         1,800             45,720
Thermo Electron Corp. (a)+                            4,300             79,077
                                                                ---------------
                                                                       577,927
                                                                ---------------

See Notes to Financial Statements.





                                      -4-


ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 2002

--------------------------------------------------------------------------------


                         SECURITY                   SHARES            VALUE
================================================================================
PHARMACEUTICALS - 4.92%
Enzon, Inc. (a)                                       3,400           $ 65,960
Pfizer, Inc.                                          1,900             60,362
Wyeth+                                                2,400             80,400
                                                                --------------
                                                                       206,722
                                                                --------------
TOTAL COMMON STOCKS (Cost $4,110,383)                                2,792,525
                                                                ----------------

PREFERRED STOCKS - 29.17% BIOTECHNOLOGY - 29.17%%
Aderis Pharmaceuticals, Inc.,
   Series D convertible (a) (b)                     166,210          1,100,310
Vitagen Inc., Series C convertible (a) (b)          833,333            125,000
                                                                ----------------
TOTAL PREFERRED STOCKS (Cost $2,100,000)                             1,225,310
================================================================================
TOTAL INVESTMENTS - 95.67% (Cost $6,210,383)                         4,017,835
OTHER ASSETS LESS LIABILITIES - 4.33%                                  181,756
                                                                ----------------
NET ASSETS - 100.00%                                               $ 4,199,591
================================================================================

                                                    SHARES            VALUE
================================================================================
SCHEDULE OF SHORT SALES
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS
Zimmer Holdings, Inc. (Proceeds $81,631)             (2,100)         $ (86,562)

================================================================================


(a) Non-income producing security.
(b) Private placement security that has been fair valued under the direction of the Board of Directors. Security is restricted as to sale and deemed illiquid. See Note 2 - Restricted Securities.
(+) All or a portion of security is segregated as collateral for short sales.







See Notes to Financial Statements.




ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

--------------------------------------------------------------------------------



ASSETS
Investments in securities, at value
  (cost $6,210,383) (Note 2)                                        $ 4,017,835
Cash                                                                     35,873
Due from broker                                                         227,722
Receivable for securities sold                                           47,988
Receivable from advisor (Note 3)                                         10,844
Dividends and interest receivable                                           108
Prepaid expenses and other assets                                         4,810
                                                                    -----------
TOTAL ASSETS                                                          4,345,180
                                                                    -----------

LIABILITIES
Payable for securities purchased                                         16,059
Securities sold short, at value
  (proceeds $81,631) (Note 2)                                            86,562
Payable for directors' fees (Note 3)                                      1,671
Payable for distribution fees (Note 3)                                      896
Accrued expenses and other liabilities                                   40,401
                                                                    -----------
TOTAL LIABILITIES                                                       145,589
                                                                    -----------

                                                                    -----------
NET ASSETS                                                          $ 4,199,591
                                                                    -----------

Net asset value per share (based on 391,557 shares
 of capital stock outstanding, $0.01 par value)                     $     10.73
Maximum Sales Charge 4.00%                                                 0.45
                                                                    -----------
Offering price per share                                            $     11.18
                                                                    -----------

NET ASSETS CONSIST OF:
Paid-in Capital                                                     $ 9,809,780
Accumulated net realized  gain (loss) on investments                 (3,412,710)
Net unrealized appreciation (depreciation) on investments            (2,197,479)
                                                                    -----------

NET ASSETS                                                          $ 4,199,591
================================================================================









See Notes to Financial Statements.



--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends (net of foreign witholding taxes of $193)                    $ 13,724
Interest                                                                  5,006
                                                                    ------------
     Total investment income                                             18,730
                                                                    ------------

EXPENSES:
Advisory fees (Note 3)                                                  111,532
Fund accounting fees (Note 3)                                            43,850
Registration fees                                                        26,298
Directors fees and expenses                                              25,671
Legal fees                                                               25,591
Administration fees (Note 3)                                             24,109
Audit fees                                                               22,637
Transfer agent fees (Note 3)                                             21,951
Distribution fees (Note 3)                                               15,933
Printing and postage                                                     10,035
Custody fees (Note 3)                                                    10,006
Insurance                                                                 1,342
Other                                                                       887
                                                                    ------------
    Total expenses before waivers and reimbursements                    339,842

Less: expenses waived and reimbursed                                   (155,019)
                                                                    ------------
Net expenses                                                            184,823
                                                                    ------------

Net  investment income (loss)                                          (166,093)
                                                                    ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS: (Note 2)
Net realized gain (loss) on investment transactions                    (862,288)
Net realized gain (loss) on securities sold short                       145,819
Net change in unrealized appreciation (depreciation)
  on long term investments                                           (2,060,139)
Net change in unrealized appreciation (depreciation)
  on short sales                                                        149,780
                                                                    ------------
Net  realized and unrealized gain (loss) on investments              (2,626,828)
                                                                    ------------
Net increase (decrease) in net assets resulting
  from operations                                                   $(2,792,921)
                                                                    ============











See Notes to Financial Statements.




ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
-------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                          FOR THE           FOR THE
                                                                         YEAR ENDED       PERIOD ENDED
                                                                        OCTOBER 31,       OCTOBER 31,
                                                                            2002             2001 *
                                                                        -------------------------------
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)                                            $   (166,093)   $   (137,412)
Net realized gain (loss) from investment transactions and short sales       (716,469)     (2,696,241)
Net change in unrealized appreciation (depreciation) on
      long term investments                                               (2,060,139)       (132,409)
Net change in unrealized appreciation (depreciation) on short sales          149,780        (154,711)
                                                                         ---------------------------
Net increase (decrease) in net assets resulting from operations           (2,792,921)     (3,120,773)

FUND SHARE TRANSACTIONS (NOTE 5)                                          (1,024,152)     11,037,437
                                                                         ---------------------------
Total increase (decrease) in net assets                                   (3,817,073)      7,916,664
NET ASSETS:
Beginning of period                                                        8,016,664         100,000
                                                                        ----------------------------
End of period                                                           $  4,199,591    $  8,016,664
                                                                        ----------------------------



* From November 2, 2000 (commencement of operations) to October 31, 2001.






See Notes to Financial Statements.



ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------




CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of Capital Shares                                             $   315,452
Repurchases of Capital Shares                                        (1,386,142)
                                                                    -----------

Net Cash Used for Financing Activities                               (1,070,690)
                                                                    -----------

CASH PROVIDED (USED) BY OPERATIONS:
Purchases of Portfolio Securities                                    (5,722,641)
Proceeds from Sales of Portfolio Securities                           6,829,319
Proceeds from Securities Sold Short                                     919,310
Purchase of Securities Sold Short                                    (1,382,039)
Net Investment Income                                                  (166,093)
Net Change in Receivables/Payables Related to
   Operations                                                          (261,866)
                                                                    -----------
Net Cash Provided by Operations                                         215,990
                                                                    -----------

Net Decrease in Cash                                                   (854,700)

Cash, Beginning of Year                                                 890,573
                                                                    -----------

Cash, End of Year                                                   $    35,873
                                                                    ===========










See Notes to Financial Statements.



ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR         PERIOD
                                                                   ENDED         ENDED
                                                                OCTOBER 31,   OCTOBER 31,
                                                                    2002        2001 (A)
                                                                ------------  -----------


Net asset value, beginning of period                            $      16.98  $      25.00
                                                                ------------  ------------

INCOME (LOSS) FROM OPERATIONS:
       Net investment income (loss)                                    (0.38)*       (0.29)
       Net realized and unrealized gain (loss)
         on investments                                                (5.87)        (7.73)
                                                                ------------  ------------
       Total from investment operations                                (6.25)        (8.02)
                                                                ------------  ------------


Net asset value, end of period                                  $      10.73  $      16.98
                                                                ============  ============

Total return (b)                                                      (36.81%)      (32.08%)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000's)                               $      4,200  $      8,017
Ratio of net expenses to average net assets                             2.90%         2.90% (c)
Ratio of total expenses to average net assets (before waivers
and reimbursements)                                                     5.33%         4.21% (c)
Ratio of net investment income (loss) to average net assets            (2.61%)       (1.57%)(c)

Portfolio Turnover Rate                                                  117%          631%


    (a)The commencement of operations was November 2, 2000.
    (b)Total returns are historical and assume change in share price, reinvestment of dividends and capital gains distributions and assumes no sales charges. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
    (c)Annualized.
     * Calculated based on weighted average shares outstanding during the period.




                       See Notes to Financial Statements


ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1.         ORGANIZATION

Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Fund") was incorporated in Maryland on April 6, 2000 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. The Fund had no operations until November 2, 2000, other than matters related to the sale and issuance of 4,000 shares of capital stock for $100,000 to Orbitex Management, Inc ("OMI" or the "Advisor"). The Fund's investment objective is to seek long-term growth of capital through selective investments in securities of life sciences and biotechnology companies of all sizes that offer potential growth. The Fund offers and sells its shares on a continuous basis. The Fund will generally offer to repurchase five percent of its outstanding shares each quarter. There is no guarantee that shareholders will be able to sell all of their Fund shares that they desire. If a repurchase offer is over subscribed, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder.

2.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded as of the close of business on the day the securities are being valued or, lacking any sales, the last available bid price. U.S. long-term debt securities are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type; however, when the advisor deems it appropriate, prices obtained from an independent pricing service will be used. U.S. short-term debt securities with maturities less than 60 days are valued at amortized cost, which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are deemed by the Advisor to not be representative of market values are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors ("Directors").

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. For purposes of the Statement of Cash Flows, cash is considered to be unrestricted cash held by the fund's custodian.

RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the public without prior registration under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. The issuers of the securities will bear any costs involved in registration under the Securities Act of 1933 in connection with the disposition of such securities. The Fund does not have the right to demand that such securities be registered.

Restricted securities are valued at the direction of the Fund's Board of Directors; the securities are restricted as to resale and have been valued in good faith, taking into consideration the appropriate economic, financial and other available information pertinent to the restricted security. The table below shows the securities held at October 31, 2002 that are being fair valued under the direction of the Fund's Board of Directors:

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002


                                 NUMBER OF  ACQUISITION                COST PER      10/31/02        PERCENTAGE
SECURITY                           SHARES      DATE        COST          UNIT        FAIR VALUE    OF NET ASSETS
--------                           ------      ----        ----          ----        ----------    -------------

Aderis Pharmaceutical, Inc.
Series D convertible preferred      166,210   02/07/01   $1,100,000   $   6.62     $1,100,310      26.21%
Vitagen Inc. Series C
  convertible preferred             833,333   06/18/01   $1,000,000   $   1.20     $  125,000       2.98%


Because of the inherent uncertainty of valuation, these values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income and expenses, are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES

It is the Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders. Therefore, no provision for federal income tax or excise tax has been made.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of non-reclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Discounts and premiums are amortized on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as an adjustment to the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund will pay dividends of substantially all of its net investment income, if any, annually. Dividends from net realized gains will also be paid annually. However, pursuant to the 1940 Act, the Fund may not declare dividends or distributions or purchase its stock (including in repurchase offers, see Repurchase Offers below) unless, immediately after doing so, it will have an "asset coverage" of at least 300%. If the Fund is unable to make distributions as a result of these requirements, it may no longer qualify as a regulated investment company and could be required to pay additional taxes.

The character of income and gains to be distributed is determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to the timing of the recording of certain expenses and realized losses.

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

SHORT SALES

The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities made with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

REPURCHASE OFFERS

The Fund will generally offer to repurchase five (5) percent of its shares each quarter, and there is no guarantee that shareholders will be able to sell all of their Fund shares that they desire. If a repurchase offer is oversubscribed, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder.

CASH FLOW INFORMATION

The fund invests in securities and, if available, distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.


3.         FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEES

The Fund has entered into an Investment Advisory Agreement with OMI. As compensation for the services rendered, facilities furnished, and expenses borne by OMI, the Fund will pay OMI a fee, accrued daily and payable monthly, at the annualized rate of 1.75% of the Fund's average daily net assets.

Effective November 2, 2000, OMI had agreed to waive or limit its fees and to pay certain expenses to the extent necessary to limit total fund operating expenses, net of waivers and custodial credits, to an annualized rate of 2.90%, at the advisor's discretion. The waivers of the Advisor's fees for the year ended October 31, 2002 amounted to $111,532. The expense reimbursements for the year ended October 31, 2002 amounted to $43,487.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

Orbitex Fund Services, Inc. ("OFS"), formerly known as American Data Services ("ADS"), an affiliate of the Adviser, serves as the administrator of the Fund. For providing administration services to the Fund, OFS will receive a monthly fee based on a sliding scale ranging from 0.10% of the Fund's average daily net assets up to $100 million, down to 0.03% for assets greater than $500 million, subject to certain minimum requirements.

OFS also performs fund accounting services for the Fund. For providing fund accounting services, the Fund pays OFS a fixed monthly fee for average daily net assets less than $20 million plus out-of-pocket expenses.

OFS serves as the transfer agent to the Fund. For providing transfer agent fees, the Fund pays OFS a minimum monthly fee or per account fee plus certain transaction fees.

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

DISTRIBUTOR

The distributor of the Fund is Orbitex Funds Distributor, Inc. (the "Distributor). The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act. The Plan and Agreement provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.25% of the average daily net assets. The Distributor has advised the Fund that it has earned front-end sales charges of $5,185 from the sale of the Fund's shares during the year ended October 31, 2002. In addition, the Distributor acts as a broker for certain of the Fund's portfolio transactions. For the year ended October 31, 2002, the Distributor earned $5,899 in commissions.

DIRECTORS' FEES

The Fund pays no compensation to the Directors who are employees of OMI. Those Directors who are not OMI employees receive a fee of $2,500 for each regular and special meeting of the Board that the Director attends. The Fund also reimburses each such Director for travel and other expenses incurred in attending meetings of the Board.

CUSTODIAN

Prior to June 17, 2002, Circle Trust Company ("CTC"), an affiliate of the Advisor, served as the custodian to the Fund, for which it earned $4,590 in fees for providing such services for the fund. Effective June 17, 2002, The Bank of New York became the Fund's custodian. In addition, CTC acts as a broker for certain of the Fund's portfolio transactions. For the year ended October 31, 2002, CTC earned $1,037 in commissions.


4.         INVESTMENT TRANSACTIONS

At October 31, 2002, the identified cost of investments in securities for federal income tax purposes, and gross unrealized appreciation and depreciation were as follows:

                                                                                            NET
                                                     GROSS              GROSS           UNREALIZED
                                 IDENTIFIED       UNREALIZED         UNREALIZED        APPRECIATION
                                   COST          APPRECIATION       DEPRECIATION      (DEPRECIATION)
                 Investments    $6,308,765       $145,486           ($2,436,416)      ($2,290,930)


During the year ended October 31, 2002, the cost of purchases and the proceeds from sales of investments, excluding short-term investments, were as follow:

                                     PURCHASES                 SALES
                                     ------------              -----
                                     $7,149,752              $8,381,977

5.         SHAREHOLDERS' TRANSACTIONS

At October 31, 2002, there were 100,000,000 shares authorized at $0.01 par value. During the year ended October 31, 2002, transactions in capital stock amounted to:

                                      YEAR ENDED OCTOBER 31, 2002   PERIOD ENDED OCTOBER 31, 2001*
                                      ---------------------------   ------------------------------
                                           SHARES        DOLLARS          SHARES       DOLLARS
                                           ------        -------          ------       -------
Shares sold ......................         16,559    $    315,452         560,707    $ 12,660,453
Shares redeemed ..................        (97,183)     (1,339,604)        (92,526)     (1,623,016)
----------------------------------   ------------    ------------    ------------    ------------
Net increase (decrease) ..........        (80,624)   $ (1,024,152)        468,181    $ 11,037,437
==================================   ============    ============    ============    ============

* For the period November 2, 2000 (commencement of operations) to October 31, 2001.

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002


6.         CAPITAL LOSS CARRYFORWARD

As required by the AICPA Audit Guide for Investment Companies for the reporting period beginning after December 15,2000, the following details the tax basis distributions as well as the components of distributable earnings. The tax basis components distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

In order to present accumulated net investment loss and accumulated net realized loss on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital in excess of par value and accumulated net investment loss.

For the year ended October 31, 2002, the adjustments were to decrease accumulated net investment loss by $166,093, and decrease paid-in-capital in excess of par by $166,093, primarily relating to the Fund's net operating loss for the year ended October 31, 2002. Net investment income, net realized losses and net assets were not affected by this change.

At October 31, 2002, the Fund had a remaining capital loss carryover of $3,314,328 of which $2,629,831 expires in the year 2009 and $684,497 expires in the year 2010 available to offset future net capital gains.

As of October 31, 2002, the Fund had no distributable earnings.

7.         SUBSEQUENT EVENTS

The Directors of the Fund have approved, and Fund shareholders will be asked to approve, a proposed Agreement and Plan of Reorganization pursuant to which the Fund, along with Orbitex Health & Biotechnology Fund and Orbitex Medical Sciences Fund, would transfer all of its assets to a newly formed open-end fund, the Saratoga Health & Biotechnology Portfolio (a portfolio of the Saratoga Advantage Trust), in return for shares of the Saratoga Health & Biotechnology Portfolio with a net asset value equal to the value of Fund shares at the date of the reorganization. Shares of the Saratoga Health & Biotechnology Portfolio would be distributed to all Fund shareholders in exchange for their Fund shares. A Special Meeting of Shareholders of the Fund is scheduled for December 18, 2002, at which Fund shareholders will be asked to approve the proposed Agreement and Plan of Reorganization.

The Fund's Adviser has entered into a letter of intent with Saratoga Capital Management, LLC ("Saratoga Capital Management"), the investment manager of the Saratoga Health & Biotechnology Portfolio, pursuant to which the Adviser will sell all of its assets to Saratoga Capital Management and will receive a 50% interest in Saratoga Capital Management (the "Orbitex-Saratoga Merger"). Upon consummation of the Orbitex-Saratoga Merger, Saratoga Capital Management will be renamed Orbitex-Saratoga Capital Management, LLC.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Orbitex Life Sciences & Biotechnology Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations and its cash flows for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period November 2, 2000 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
December  17, 2002

           The Directors and officers of the Orbitex Life Sciences & Biotechnology Fund, Inc. are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed is 410 Park Ave, New York, NY 10022. Each Director oversees 13 funds in the fund complex that includes the Orbitex Group of Funds Trust (the "Trust") and the Orbitex Life Sciences & Biotechnology Fund, Inc.


                                  POSITION, TERM OF OFFICE
                                 AND LENGTH OF TIME SERVED    PRINCIPAL OCCUPATION(S) DURING
NAME, AGE AND ADDRESS              WITH THE ORBITEX TRUST     PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------            --------------------------   ---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE/DIRECTOR
                                            TERM
                                  Lifetime of Trust until
                                  removal, resignation or
                                         retirement

Richard E. Stierwalt (47)          Trustee, Chairman and     President, Chief Executive Officer and Director, Orbitex Financial
                                    President since 1998     Services Group, Inc. (1998-present); Consultant, BISYS Management,
                                                             Inc. (1996-1998) (mutual fund distributor);


------------------------------------------------------------ -----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES/DIRECTORS
                                          TERM
                                     Lifetime of Trust
                                       until removal,
                                 resignation or retirement

Ronald S. Altbach. (55)                  Since 1997          Chairman and Chief Executive Officer, Cross Media Marketing Corp.
145 West 67th Street                                         (1997-present) (communications company.); Chairman, Paul Sebastian,
New York, NY 10023                                           Inc. (1994-1997) (perfume distributor).


Stephen H. Hamrick (49)                  Since 1998          Chief Executive Officer, Carey Financial Corp. (1994-present) (broker
Carey Financial Corp.                                        dealer); Managing Director, W.P. Carey & Co., Inc. (1995-present)
50 Rockefeller Plaza                                         (Real Estate Investment Banking); Senior Vice President, Cantor
New York, NY 10020                                           Fitzgerald (1996-1998), (Investment Brokerage); Director, Duroplas
                                                             Corp., (2001-present) (Manufacturer).

Leigh Wilson (58)                        Since 1998          Chief Executive Officer, New Century Care, Inc. (1989-present)
53 Sylvan Road North                                         (Senior Housing Management); Principal, New Century Living, Inc.
Westport, Connecticut 06880                                  (1995-present); Director, Chimney Rock Vineyard and Chimney Rock
                                                             Winery (1992-present); President and Director, Key Mutual Funds, 30 portfolios (1989-present).

------------------------------------------------------------ ----------------------------------------------------------------------


                                  POSITION, TERM OF OFFICE
                                 AND LENGTH OF TIME SERVED    PRINCIPAL OCCUPATION(S) DURING
NAME, AGE AND ADDRESS                  WITH THE TRUST         PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------            --------------------------   ---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

                                            TERM
                                  Lifetime of Trust until
                                  removal, resignation or
                                         retirement


M. Fyzul Khan (31)                 VP and Secretary since    General Counsel,  Orbitex Financial Services Group, Inc.
                                            1998             (2001-present);  Legal Counsel, Orbitex  Financial  Services  Group,
                                                             Inc.   (1998-2001);   Attorney,   CIBC  Oppenheimer
                                                             (1997-1998) (broker-dealer).

Kevin Meehan (40)                     VP and Assistant       President,  Orbitex Fund Services, Inc. (2001-present)  (provides
                                    Secretary since 1998     administration support to financial  services  industry);  Chief
                                                             Operating  Officer,  Orbitex Financial Services Group (1998-2001);
                                                             Manager, Investor Services Consulting, KPMG (1995-1998).

Mitchell Appel  (32)               VP and Treasurer since    Vice President of Finance,  Orbitex  Financial  Services  Group,  Inc.
                                            2002             (1999-  present); Research Analyst,  Wien Securities (1999)
                                                             (Investment  Adviser);  Financial Manager, Lily  Transportation Corp.,
                                                             (1993-1998).

Catherine McCabe (35)                AVP and Assistant       Legal  Counsel,  Orbitex  Financial  Services  Group,  Inc.
                                    Secretary since 2000     (2001-present);   Compliance Officer,  Orbitex Management,  Inc.
                                                             (March 2000-present);  Compliance Analyst,  Mutual of New York (2000)
                                                             (Life Insurance Co.)

Michael Wagner (51)              Assistant Treasurer since   Senior Vice President, Orbitex Fund Services, Inc. (1987-present).
150 Motor Parkway                           1999
Hauppauge, NY 11788                                          Chief  Operations  Officer,  Orbitex  Management,  Inc.
                                                             (2000-present);  Chief Financial Officer,    Whitehorse   Partners
Robert A. Youree (36)             Vice President and Chief   (1999-2000)    (investment    advisor);    Registered Representative,
                                  Operations Officer since   Nations Financial Group,  Inc.  (1998-2000)  (broker dealer,
                                            2000             investment advisor);  Director of  Research,  Fairfax  Capital
                                                             Management  (1996-2000)  (investment management consulting);
                                                             Registered Representative,  Aegon securities (1996-1998) (broker dealer).
------------------------------------------------------------ ----------------------------------------------------------------------
